Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

5.Trade and other receivables

	December 31, 2022	December 31, 2021
Trade accounts receivable	$4,956,613	$4,423,315
Other receivable (note 6)	748,585	1,487,255
Less: allowance for doubtful accounts	(399,470)	(316,202)
	$5,305,728	$5,594,368

As at December 31, 2022, other receivable relates to unbilled revenue of $634,226 (December 31, 2021 - $807,067), government assistance receivable of $nil (December 31, 2021 – $574,703) and sales tax receivable and other receivables of$114,359 (December 31, 2021- $105,485).